Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document And Entity Information [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	ESSENTIAL UTILITIES, INC.
Amendment Flag	false
Entity Central Index Key	0000078128